Prepayments and Other Assets, Current and Non-Current	12 Months Ended
Dec. 31, 2023
Prepayments and Other Assets, Current and Non-Current [Abstract]
PREPAYMENTS AND OTHER ASSETS, CURRENT AND NON-CURRENT

3. PREPAYMENTS AND OTHER ASSETS, CURRENT AND NON-CURRENT

Prepayments and other current assets consist of the following:

	December 31, 2023	December 31, 2022
Prepayments and other current assets
Prepayments to suppliers(a)	$1,021,007	$1,295,356
Prepaid marketing and advertising expenses(b)	959,479	1,525,715
Loans to a third party(c)	500,051	—
Compensation receivable(d)	398,150	—
Due from a supplier (e)	254,597	—
Tax recoverable	54,794	290,590
Others	98,501	1,478
	$3,286,579	$3,113,139
Other non-current assets
Long-term deposits (f)	1,214,903	686,380
Others	50,066	—
	$1,264,969	$686,380

(a)	The balances represented advances to suppliers for purchase of cosmetics and other beauty products.

(b)	The balances represented advances for purchase of online advertising services, which was generally amortized to selling and marketing expenses within three months.

(c)	For the year ended December 31, 2023, the Company made loans of aggregating $1,219,129 to two third parties to support their working capital. The loans were interest-free and repayable on demand. During the year ended December 31, 2023, one of the third parties fully repaid loans of $720,247 to the Company. As of December 31, 2023, the Company had loans receivable due from one third party and expected to collect the outstanding balance within 12 months.

(d)	As of December 31, 2023, the Company had compensation receivable due from one supplier. The compensation receivable arose from quality issues of cosmetic products, and the supplier agreed to make cash compensation.

(e)	To strengthen the supplier relationship, the Company assists the suppliers with online marketing campaigns to promote their products. The Company prepaid the advertising service fees to media, and charged the media cost from the suppliers. As of December 31, 2023, the balance represented the outstanding advertising service fees due from one supplier.

(f)	The long-term deposits represented deposits made to certain marketplaces on which the Company sells cosmetic products. The deposits are repayable upon termination of corporation with the marketplaces. Pursuant to the agreements with marketplaces, the corporation terms were generally ranged between two and three years.